DERIVATIVES AND OTHER FINANCIAL INSTRUMENTS (Tables)	12 Months Ended
Dec. 31, 2013
Derivative Instruments and Hedging Activities Disclosure [Abstract]
Schedule of fair value of outstanding derivatives

		December 31,
(In millions)	Balance Sheet Location	2013	2012
Cash flow hedges:
Foreign exchange contracts	Other assets	$4.2	$—
Interest rate forward swaps	Other assets	19.9	—
Foreign exchange contracts	Accrued expenses	(0.5)	(5.1)
Net asset/(liability) of derivatives designated as hedging items		$23.6	$(5.1)

Schedule Of Outstanding Foreign Exchange Forward Contracts

(Dollars in millions)	Weighted-average Forward Rate	Notional Amount	Fair Value Asset	Maturity
Foreign exchange contracts:
Cash flow hedges:
Mexican peso	13.07	84.0	0.7	2014
Malaysian ringgit	3.18	55.0	2.0	2014
Philippine peso	43.48	62.4	1.0	2014
Total foreign exchange contracts		$201.4	$3.7

Schedule of change in accumulated other comprehensive income (loss) and the impact on earnings from foreign exchange contracts

(In millions)	2013	2012
Balance—January 1	$(4.1)	$4.3
Derivatives qualifying as cash flow hedges deferred in other comprehensive income	4.8	(12.7)
Derivatives qualifying as cash flow hedges reclassified to cost of products sold (effective portion)	5.4	0.8
Change in deferred taxes	(2.9)	3.5
Balance—December 31	$3.2	$(4.1)

Schedule of impact on earnings from interest rate swaps

	(Gain) Loss on Marked to Market Swaps			(Gain) Loss on Marked to Market of Hedged Items
(In millions)	2013	2012	2011	2013	2012	2011
Interest expense—net	$—	$—	$(4.2)	$—	$—	$4.2
        The impact on earnings from interest rate swaps that qualified as fair value hedges was as follows:

(In millions)	2013	2012	2011
Recognized in interest expense	$—	$—	$(6.3)
Amortization of basis adjustment for terminated interest rate swaps recognized in interest expense	(9.2)	(9.3)	(5.5)
Total	$(9.2)	$(9.3)	$(11.8)
        See Note 15 for discussion on the Company’s debt.